Commission and Fee Income (Tables)	12 Months Ended
Dec. 31, 2025
Commissions and Fee Income [Abstract]
Commission and Fee Income and Expense

in € m.	2025	2024	2023
Net commission and fee income and expense:
Commissions and fee income	14,190	13,190	11,657
Commissions and fee expense	3,299	2,818	2,452
Net commission and fee income	10,891	10,372	9,206

Disaggregation of revenues by product type and business segment based on IFRS 15	Disaggregation of revenues by product type and business segment

	Dec 31, 2025
in € m. (unless stated otherwise)	Corporate Bank	Investment Bank	Private Bank	Asset Management	Corporate & Other	Total Consolidated
Major type of services:
Commissions for administration	230	76	278	15	3	603
Commissions for assets under management	24	—	470	4,166	—	4,660
Commissions for other securities	484	25	39	—	—	549
Underwriting and advisory fees	49	1,769	8	—	13	1,839
Brokerage fees	23	294	1,125	42	1	1,484
Commissions for local payments	587	5	860	—	1	1,453
Commissions for foreign commercial business	500	26	21	—	(40)	506
Commissions for foreign currency/ exchange business	4	—	6	—	—	10
Commissions for loan processing and guarantees[1]	608	521	138	—	3	1,269
Intermediary fees	34	1	435	—	11	481
Fees for sundry other customer services[1]	1,014	112	98	107	3	1,334
Total commissions and fee income	3,557	2,830	3,477	4,331	(5)	14,190
Commissions and fee expense						(3,299)
Net commission and fee income						10,891
[1] Includes the impact from revenue sharing agreement between Investment Bank and Corporate Bank for client referrals

	Dec 31, 2024
in € m. (unless stated otherwise)	Corporate Bank	Investment Bank	Private Bank	Asset Management	Corporate & Other	Total Consolidated
Major type of services:
Commissions for administration	215	54	265	16	—	550
Commissions for assets under management	20	—	416	3,805	—	4,242
Commissions for other securities	451	—	38	1	—	491
Underwriting and advisory fees	53	1,640	6	—	66	1,764
Brokerage fees	21	327	1,052	39	1	1,440
Commissions for local payments	550	13	909	—	(9)	1,464
Commissions for foreign commercial business	483	32	20	—	(34)	502
Commissions for foreign currency/ exchange business	6	—	4	—	—	10
Commissions for loan processing and guarantees[1]	575	487	270	—	1	1,334
Intermediary fees	30	1	402	—	11	444
Fees for sundry other customer services[1]	582	158	87	117	6	949
Total commissions and fee income	2,988	2,713	3,470	3,978	42	13,190
Commissions and fee expense						(2,818)
Net commission and fee income						10,372
Prior year’s comparatives aligned to presentation in the current year
[1] Includes the impact from revenue sharing agreement between Investment Bank and Corporate Bank for client referrals

	Dec 31, 2023
in € m. (unless stated otherwise)	Corporate Bank	Investment Bank	Private Bank	Asset Management	Corporate & Other	Total Consolidated
Major type of services:
Commissions for administration	204	55	247	11	(2)	515
Commissions for assets under management	18	—	362	3,527	—	3,907
Commissions for other securities	461	—	37	1	1	499
Underwriting and advisory fees	43	1,093	16	—	4	1,156
Brokerage fees	19	280	971	33	(20)	1,282
Commissions for local payments	488	—	995	—	1	1,484
Commissions for foreign commercial business	475	27	22	—	(27)	497
Commissions for foreign currency/ exchange business	6	—	4	—	—	10
Commissions for loan processing and guarantees[1]	530	446	230	—	1	1,207
Intermediary fees	28	3	364	—	10	405
Fees for sundry other customer services[1]	496	42	41	117	—	695
Total commissions and fee income	2,767	1,946	3,288	3,689	(33)	11,657
Commissions and fee expense						(2,452)
Net commission and fee income						9,206
Prior year’s comparatives aligned to presentation in the current year
[1] Includes the impact from revenue sharing agreement between Investment Bank and Corporate Bank for client referrals